ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 25.9%
	ASSET MANAGEMENT - 0.7%
113	Ameriprise Financial, Inc.	$ 35,546
65	BlackRock, Inc.	39,798
355	Blackstone, Inc.	32,784
1,768	Franklin Resources, Inc.	40,293
2,949	Invesco Ltd.	38,249
402	T Rowe Price Group, Inc.	36,381
		223,051
	AUTOMOTIVE - 1.0%
11,000	Ford Motor Company	107,250
3,928	General Motors Company	110,769
545	Tesla, Inc.(a)	109,458
		327,477
	BEVERAGES - 1.0%
5,722	Molson Coors Beverage Company, Class B	330,560

	CHEMICALS - 1.0%
574	Air Products and Chemicals, Inc.	162,121
425	Linde plc	162,418
		324,539
	COMMERCIAL SUPPORT SERVICES - 0.5%
321	Cintas Corporation	162,786

	CONSTRUCTION MATERIALS - 1.0%
405	Martin Marietta Materials, Inc.	165,621
827	Vulcan Materials Company	162,497
		328,118
	DIVERSIFIED INDUSTRIALS - 0.3%
261	Eaton Corporation PLC	54,265
612	Emerson Electric Company	54,449
		108,714
	ELECTRICAL EQUIPMENT - 0.6%
375	AMETEK, Inc.	52,789
653	Generac Holdings, Inc.(a)	54,898
190	Hubbell, Inc.	51,319

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	ELECTRICAL EQUIPMENT - 0.6% (Continued)
194	Rockwell Automation, Inc.	$ 50,985
		209,991
	ENGINEERING & CONSTRUCTION - 1.0%
1,957	Quanta Services, Inc.	327,053

	HEALTH CARE FACILITIES & SERVICES - 0.9%
885	Cardinal Health, Inc.	80,535
435	Cencora, Inc.	80,540
1,134	Henry Schein, Inc.(a)	73,687
179	McKesson Corp.	81,510
		316,272
	HOME CONSTRUCTION - 0.9%
723	DR Horton, Inc.	75,481
731	Lennar Corporation, Class A	77,983
15	NVR, Inc.(a)	81,190
1,099	PulteGroup, Inc.	80,875
		315,529
	INDUSTRIAL SUPPORT SERVICES - 0.9%
1,846	Fastenal Company	107,696
252	United Rentals, Inc.	102,380
148	WW Grainger, Inc.	108,015
		318,091
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
846	Bank of New York Mellon Corporation (The)	35,955
597	Northern Trust Corporation	39,348
630	State Street Corporation	40,717
		116,020
	INSURANCE - 1.9%
216	Aon PLC, Class A	66,830
276	Arthur J Gallagher & Company	64,995
974	Brown & Brown, Inc.	67,615
821	Everest Re Group Ltd.	324,805
368	Marsh & McLennan Companies, Inc.	69,791

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	INSURANCE - 1.9% (Continued)
277	Willis Towers Watson PLC	$ 65,342
		659,378
	INTERNET MEDIA & SERVICES - 1.3%
317	Airbnb, Inc., Class A(a)	37,498
1,296	Alphabet, Inc., Class C(a)	162,389
14	Booking Holdings, Inc.(a)	39,054
481	Expedia Group, Inc.(a)	45,834
2,368	Match Group, Inc.(a)	81,933
266	Meta Platforms, Inc., Class A(a)	80,138
		446,846
	LEISURE FACILITIES & SERVICES - 0.6%
3,199	Carnival Corporation(a)	36,661
266	Hilton Worldwide Holdings, Inc.	40,307
214	Marriott International, Inc., Class A	40,352
2,639	Norwegian Cruise Line Holdings Ltd.(a)	35,890
538	Royal Caribbean Cruises Ltd.(a)	45,585
		198,795
	MACHINERY - 0.2%
320	Caterpillar, Inc.	72,336

	OIL & GAS PRODUCERS - 1.9%
4,997	Kinder Morgan, Inc.	80,951
747	Marathon Petroleum Corporation	112,983
1,228	ONEOK, Inc.	80,066
936	Phillips 66	106,770
964	Targa Resources Corporation	80,600
865	Valero Energy Corporation	109,855
2,355	Williams Companies, Inc. (The)	81,012
		652,237
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
3,155	Baker Hughes Company	108,595
2,762	Halliburton Company	108,657
1,894	Schlumberger Ltd.	105,420
		322,672

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	RENEWABLE ENERGY - 0.4%
683	Enphase Energy, Inc.(a)	$ 54,353
116	First Solar, Inc.(a)	16,524
716	SolarEdge Technologies, Inc.(a)	54,381
		125,258
	RETAIL - DISCRETIONARY – 1.9%
44	AutoZone, Inc.(a)	108,994
1,771	CarMax, Inc.(a)	108,190
116	O'Reilly Automotive, Inc.(a)	107,931
1,405	Ross Stores, Inc.	162,937
1,826	TJX Companies, Inc. (The)	160,816
		648,868
	SEMICONDUCTORS - 1.5%
252	Advanced Micro Devices, Inc.(a)	24,822
127	Analog Devices, Inc.	19,981
427	Applied Materials, Inc.	56,514
27	Broadcom, Inc.	22,717
768	Intel Corporation	28,032
127	KLA Corporation	59,653
92	Lam Research Corporation	54,117
298	Microchip Technology, Inc.	21,244
391	Micron Technology, Inc.	26,146
50	Monolithic Power Systems, Inc.	22,087
58	NVIDIA Corporation	23,652
136	NXP Semiconductors N.V.	23,450
243	ON Semiconductor Corporation(a)	15,222
244	Qorvo, Inc.(a)	21,330
193	QUALCOMM, Inc.	21,035
210	Skyworks Solutions, Inc.	18,215
567	Teradyne, Inc.	47,214
134	Texas Instruments, Inc.	19,029
		524,460
	SOFTWARE - 1.0%
954	Fortinet, Inc.(a)	54,540
3,143	Gen Digital, Inc.	52,362

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	SOFTWARE - 1.0% (Continued)
183	Microsoft Corp.	$ 61,875
526	Oracle Corporation	54,388
251	Palo Alto Networks, Inc.(a)	60,998
102	ServiceNow, Inc.(a)	59,349
		343,512
	STEEL - 0.9%
1,060	Nucor Corporation	156,657
1,541	Steel Dynamics, Inc.	164,132
		320,789
	TECHNOLOGY HARDWARE - 1.0%
329	Apple, Inc.	56,183
3,504	Hewlett Packard Enterprise Company	53,892
2,054	HP, Inc.	54,082
829	NetApp, Inc.	60,334
785	Seagate Technology Holdings PLC	53,576
1,285	Western Digital Corporation(a)	51,593
		329,660
	TECHNOLOGY SERVICES - 1.0%
1,636	CDW Corporation	327,854

	TRANSPORTATION EQUIPMENT - 0.7%
356	Cummins, Inc.	77,003
964	PACCAR, Inc.	79,559
783	Westinghouse Air Brake Technologies Corporation	83,013
		239,575
	WHOLESALE - DISCRETIONARY - 0.5%
3,738	Copart, Inc.(a)	162,678

	TOTAL COMMON STOCKS (Cost $8,716,850)	8,783,119

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.8%
	EQUITY - 22.9%
213,966	Arrow DWA Tactical: International ETF(b)(h)	$ 5,446,377
57,756	Arrow Reverse Cap 500 ETF(b)(h)	1,130,966
4,446	Vanguard Growth ETF	1,189,349
		7,766,692
	FIXED INCOME - 25.0%
83,507	iShares 1-3 Year Treasury Bond ETF	6,766,573
16,390	iShares TIPS Bond ETF	1,684,892
		8,451,465
	MIXED ALLOCATION - 0.9%
3,126	Arrow Reserve Capital Management ETF(h)	311,381

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,947,407)	16,529,538

	EXCHANGE-TRADED NOTE — 5.3%
	EQUITY - 5.3%
73,178	JPMorgan Alerian MLP Index ETN (Cost $1,536,628)	1,811,887

	SHORT-TERM INVESTMENT — 15.9%
	MONEY MARKET FUND - 15.9%
5,375,353	First American Government Obligations Fund Class X, 5.27%(c)(f)(g) (Cost $5,375,353)	5,375,353

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Contracts(d)
	FUTURE OPTION PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTION PURCHASED - 0.2% (Continued)
12	S&P500 E-Mini Option	GS	12/15/2023	$ 4,200	$ 2,520,000	$ 53,400
TOTAL PUT OPTIONS PURCHASED (Cost - $24,300)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $24,300)					53,400

	TOTAL INVESTMENTS - 96.1% (Cost $32,600,538)					$ 32,553,297
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%					1,319,261
	NET ASSETS - 100.0%					$ 33,872,558

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Depreciation
10	COMEX Gold 100 Troy Ounces Future(f)			12/27/2023	$ 1,994,300	$ (82,600)
	TOTAL FUTURES CONTRACTS					$ (82,600)

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
GS	- Goldman Sachs
(a)	- Non-income producing security.
(b)	- Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(c)	- Rate disclosed is the seven day effective yield as of October 31, 2023.
(d)	- Each contract is equivalent to one futures contract.
(e)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	- All or a portion of this investment is a holding of the ADWAB Fund Limited.
(g)	- All or a portion of this investment is pledged as collateral for swap agreements.
(h)	- Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

FINANCIAL INDEX SWAP
Notional Value at October 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 2,583,374	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ (25,256)

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of October 31, 2023.
Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
1		CAC Index	Nov-23	Morgan Stanley	$ 46,275	0.08%	$ (221)
2		CFE Vix	Feb-24	Morgan Stanley	38,652	0.07%	2
3		CFE Vix	Jan-24	Morgan Stanley	63,051	0.11%	(2,019)
1		Emini Nasdaq	Dec-23	Morgan Stanley	428,785	0.73%	(21,030)
1		Euro_Stoxx50	Dec-23	Morgan Stanley	52,014	0.09%	(1,697)
1		FTSE Index	Dec-23	Morgan Stanley	61,835	0.11%	(2,898)
5		Ice 3Mth Sonia Future	Dec-23	Morgan Stanley	1,546,165	2.65%	(156)
9		Mexican Peso CME	Dec-23	Morgan Stanley	252,242	0.43%	(2,449)
2		Osk Nikkei	Dec-23	Morgan Stanley	331,830	0.57%	(16,154)
0	*	Sfe Spi 200	Dec-23	Morgan Stanley	22,731	0.04%	(1,043)
2		Topix Index	Dec-23	Morgan Stanley	264,895	0.45%	(10,086)
							$ (57,751)
* Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(20)		2 Yr T-Note	Dec-23	Morgan Stanley	$ (4,058,477)	6.95%	$ 3,426
(23)		5 Yr T-Note	Dec-23	Morgan Stanley	(2,407,027)	4.12%	26,378
(24)		Aussie 10Yr Bond	Dec-23	Morgan Stanley	(1,627,197)	2.79%	39,455
(77)		Aussie 3 Yr Bond	Dec-23	Morgan Stanley	(5,104,360)	8.74%	48,369
(14)		Australian Dollar CME	Dec-23	Morgan Stanley	(861,181)	1.47%	2,545
(5)		British Pound CME	Dec-23	Morgan Stanley	(366,992)	0.63%	(29)
(21)		Canadian Dollar CME	Dec-23	Morgan Stanley	(1,534,041)	2.63%	17,415
(1)		CFE Vix	Dec-23	Morgan Stanley	(13,480)	0.02%	663
(4)		CFE Vix	Nov-23	Morgan Stanley	(76,628)	0.13%	7,231
(0)	*	Dax Index	Dec-23	Morgan Stanley	(59,350)	0.10%	(135)
(0)	*	Emini S&P	Dec-23	Morgan Stanley	(31,797)	0.05%	(131)
(44)		Erx 2 Bund	Dec-23	Morgan Stanley	(4,936,267)	8.45%	(11,661)
(18)		Erx Bobl	Dec-23	Morgan Stanley	(2,232,961)	3.82%	(9,333)
(6)		Eur/Usd CME	Dec-23	Morgan Stanley	(788,356)	1.35%	(1,323)
(33)		Euribor	Jun-24	Morgan Stanley	(8,476,198)	14.51%	(16,661)
(15)		Euro Bund	Dec-23	Morgan Stanley	(2,011,130)	3.44%	3,164
(9)		Gilts	Dec-23	Morgan Stanley	(1,011,682)	1.73%	1,019
(3)		Hang Seng Index	Nov-23	Morgan Stanley	(340,687)	0.58%	7,290
(0)	*	Japan Govt Bond Ose	Dec-23	Morgan Stanley	(257,702)	0.44%	753
(22)		Japanese Yen CME	Dec-23	Morgan Stanley	(1,803,722)	3.09%	31,997
(4)		Mini Dow	Dec-23	Morgan Stanley	(730,378)	1.25%	3,790
(6)		Swiss Franc CME	Dec-23	Morgan Stanley	(892,774)	1.53%	4,130
(43)		Three-Month Sofr	Mar-24	Morgan Stanley	(10,235,986)	17.52%	(2,084)
(19)		Us 10 Yr Notes	Dec-23	Morgan Stanley	(2,045,351)	3.50%	43,155
(9)		Us T.Bond	Dec-23	Morgan Stanley	(991,345)	1.70%	40,368
							$ 239,791
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 4.13%.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 1,630,708	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ (15,237)

			Net Unrealized Depreciation on Swap Contracts			$ (40,493)
++ All of these contracts are holdings of the ADWAB Fund Limited
Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2023.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
7		Aluminium LME	Dec-23	Morgan Stanley	$ 377,871	6.54%	$ 496
1		Brent Oil	Feb-24	Morgan Stanley	112,220	1.94%	(5,114)
7		Cocoa NY	Dec-23	Morgan Stanley	264,254	4.57%	10,618
1		Cotton	Dec-23	Morgan Stanley	29,314	0.51%	(2,249)
1		Crude Oil	Dec-23	Morgan Stanley	81,079	1.40%	(6,123)
1		Gas Oil LDN	Dec-23	Morgan Stanley	75,367	1.30%	(1,067)
1		Gasoline Blendstock	Dec-23	Morgan Stanley	61,111	1.06%	(2,874)
1		Heating Oil	Dec-23	Morgan Stanley	92,233	1.60%	(4,199)
7		Iron Ore Cfr China Future	Jan-24	Morgan Stanley	79,424	1.37%	3,281
5		Iron Ore Cfr China Future	Nov-23	Morgan Stanley	57,629	1.00%	3,262
2		Live Cattle	Dec-23	Morgan Stanley	124,062	2.15%	(2,714)
1		Nickel LME	Dec-23	Morgan Stanley	136,541	2.36%	(8,091)
7		Sugar NY	Mar-24	Morgan Stanley	221,003	3.82%	(3,707)
3		Zinc LME	Dec-23	Morgan Stanley	159,444	2.76%	(4,665)
							$ (23,146)
Open Short Future Contracts
(9)		Aluminium LME	Dec-23	Morgan Stanley	(482,937)	8.35%	(3,640)
(1)		Beanmeal	Dec-23	Morgan Stanley	(43,131)	0.75%	(4,305)
(5)		Beanoil	Dec-23	Morgan Stanley	(165,002)	2.85%	4,761
(1)		Coffee NY	Dec-23	Morgan Stanley	(46,316)	0.80%	(4,154)
(8)		Corn	Dec-23	Morgan Stanley	(182,608)	3.16%	3,172
(1)		Hi Gr. Copper	Dec-23	Morgan Stanley	(131,699)	2.28%	(2,272)
(2)		Kcbt Red Wheat	Dec-23	Morgan Stanley	(62,971)	1.09%	4,729
(2)		Lean Hogs	Dec-23	Morgan Stanley	(48,950)	0.85%	(3,141)
(2)		Natural Gas	Dec-23	Morgan Stanley	(59,236)	1.02%	(4,013)
(0)	*	Natural Gas Ttf (Gts)	Dec-23	Morgan Stanley	(13,640)	0.24%	1,238
(3)		Nickel LME	Dec-23	Morgan Stanley	(340,466)	5.89%	32,920
(3)		Platinum NMX	Jan-24	Morgan Stanley	(122,462)	2.12%	(5,404)
(1)		Silver Cmx	Dec-23	Morgan Stanley	(109,196)	1.89%	(3,665)
(0)	*	Soybeans	Jan-24	Morgan Stanley	(30,099)	0.52%	70
(6)		Wheat	Dec-23	Morgan Stanley	(155,590)	2.69%	3,557
(6)		Wpg Canola	Jan-24	Morgan Stanley	(60,491)	1.05%	3,380
(4)		Zinc LME	Dec-23	Morgan Stanley	(236,177)	4.09%	2,352
							$ 25,585
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 27.98%.